Equity - Schedule of Matters Relating to Repurchase (Details) - Treasury Stock, Common [Member]	6 Months Ended
Mar. 31, 2025 USD ($) shares
Schedule of Matters Relating to Repurchase [Line Items]
Number of common shares repurchased (Shares consolidated each 10 shares into 1 share) | shares	200,000
Total purchase price for repurchase of shares | $	$ 500